Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of significant subsidiaries [line items]
Current assets	$ 23,351	$ 28,664
Non-current assets	77,945	66,502	$ 82,234
Current liabilities	(19,043)	(16,919)
Non-current liabilities	(33,723)	(29,481)
Net assets	48,530	48,766
Net assets attributable to NCI	4,034	3,809
Revenue	53,817	65,098	56,921
Profit after taxation	14,324	33,055	13,451
Other comprehensive income	(7)	(75)	59
Total comprehensive income	14,317	32,980	13,510
Profit after taxation attributable to NCI	1,403	2,155	2,147
Net operating cash flow	18,701	32,174	27,234
Net investing cash flow	(13,065)	(6,959)	(7,845)
Net financing cash flow	$ (10,315)	$ (22,767)	$ (17,922)
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 3,144	$ 2,929
Non-current assets	12,160	11,636
Current liabilities	(1,598)	(2,192)
Non-current liabilities	(5,413)	(4,762)
Net assets	8,293	7,611
Net assets attributable to NCI	3,525	3,235
Revenue	8,847	9,500
Profit after taxation	2,365	3,522
Other comprehensive income	(8)	11
Total comprehensive income	2,357	3,533
Profit after taxation attributable to NCI	1,005	1,497
Other comprehensive income attributable to NCI	(3)	5
Net operating cash flow	3,168	4,519
Net investing cash flow	(1,351)	(860)
Net financing cash flow	(1,620)	(4,029)
Dividends paid to NCI	712	1,760
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	509	574
Profit after taxation attributable to NCI	398	658
Dividends paid to NCI	463	780
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	4,034	3,809
Profit after taxation attributable to NCI	1,403	2,155
Other comprehensive income attributable to NCI	(3)	5
Dividends paid to NCI	$ 1,175	$ 2,540